Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses
4.	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Accrued clinical trial costs	$778	$2,317
Accrued compensation and benefits	1,479	2,454
Accrued professional fees	449	510
Accrued other	386	498

	$3,092	$5,779

Accrued Clinical Trial Costs

In connection with the Company’s decision to discontinue the Phase 2 clinical trial for ASN100, spending and activities related to ASN100 significantly declined and the Company does not expect to incur material costs for this program beyond the fourth quarter of 2018.

Restructuring Costs

On August 10, 2018, the Company’s board of directors approved a reduction in workforce to reduce operating costs and better align the Company’s workforce with the needs of its business following the Company’s discontinuation of the clinical development of ASN100. As part of this reduction in workforce, the Company is in the process of eliminating 19 positions across the company, representing approximately 44% of its workforce. The Company anticipates that it will substantially complete the implementation of the reduction in workforce by the end of the fourth quarter of 2018.

Also, in August 2018, the Company’s board of directors approved employee retention arrangements to incentivize certain employees to remain with the Company through early 2019.

The Company currently estimates that it will incur total expenses relating to the reduction in workforce of approximately $2.8 million, which is comprised of notice and employee severance and retention payments. The Company records these charges in accordance with ASC 420, Exit or Disposal Cost Obligations. During the three and nine months ended September 30, 2018, the Company recorded severance and retention expense of approximately $0.4 million related to the reduction in workforce. The Company expects to record the remaining $2.4 million of severance and retention expense during the fourth quarter of 2018 and first quarter of 2019.

The following table summarizes the Company’s restructuring activities for the nine months ended September 30, 2018, which is included in accrued compensation and benefits as a component of accrued expenses on the Company’s condensed consolidated balance sheet as of September 30, 2018 (in thousands):

September 30, 2018
Employee severance benefits	$254
Employee retention benefits	260
Payments	(84)

Total	$430

6.	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued clinical trial costs	$2,317	$481
Accrued compensation and benefits	2,454	1,295
Accrued professional fees	510	51
Other	498	329

	$5,779	$2,156